Employee Benefits - Schedule of Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2017	Jun. 06, 2018	Jun. 30, 2017
Successor [Member]
Service cost	$ 189
Interest cost	30
Gain or loss component	(11)
Total net periodic benefit cost	$ 208
Predecessor [Member] | NPS Holdings Limited [Member]
Service cost		$ 347	$ 491	$ 866	$ 982
Interest cost		67	101	168	202
Gain or loss component		188	203	375	406
Total net periodic benefit cost		$ 602	$ 795	$ 1,409	$ 1,590